Stock Option Plans - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, available for grant (in shares)	1,550,628	1,648,038		1,648,038	1,589,381
Beginning balance, options outstanding (in shares)	2,473,130	2,377,180		2,377,180	2,435,837
Options granted				209,908	46,005
Options exercised (in shares)	(3,346)			(1,392)
Options cancelled (in shares)	(11,693)		(5,635)	(112,498)	(104,662)
Ending balance, available for grant (in shares)	2,591,909	1,653,674	1,653,674	1,550,628	1,648,038	1,589,381
Ending balance, Options outstanding (in shares)	2,458,091	2,371,545	2,371,545	2,473,130	2,377,180	2,435,837
Exercisable at period end (in shares)	2,160,101	1,834,360	1,834,360	2,079,809
Weighted Average Exercise Price per Share
Beginning of period (in usd per share)	$ 4.67	$ 4.79		$ 4.79	$ 4.80
Options granted (in shares)				3.14	4.34
Options exercised (in dollars per share)	3.76			3.86
Options cancelled (in usd per share)	4.37		$ 5.29	4.34	4.70
End of period (in usd per share)	4.74	4.85	4.85	4.67	$ 4.79	$ 4.80
Exercisable at end of period (in usd per share)	$ 4.86	$ 5.00	$ 5.00	$ 4.95
Weighted Average Remaining Contractual Term (in Years)
Options outstanding, weighted average remaining contractual term (in years)	6 years 6 months 29 days	7 years 2 months 23 days		6 years 10 months 2 days	7 years 5 months 15 days	8 years 4 months 17 days
Options exercisable, weighted average remaining contractual term (in years)	6 years 5 months 8 days	7 years 1 month 2 days		6 years 7 months 24 days
Aggregate Intrinsic Value
Options outstanding, aggregate intrinsic value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Options exercisable, aggregate intrinsic value	$ 0	$ 0	$ 0	$ 0
Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, options outstanding (in shares)	2,473,198
Ending balance, Options outstanding (in shares)				2,473,198
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options authorized (in shares)	1,029,588